Subsequent Events	12 Months Ended
Dec. 31, 2021
Disclosure of Events After Reporting Period [Abstract]
SUBSEQUENT EVENTS
29	SUBSEQUENT EVENTS

On February 3, 2022, we consummated a business combination (the “Business Combination”) pursuant to the Business Combination Agreement (the “Business Combination Agreement”), dated March 3, 2021, by and among the Company, Vistas Media Acquisition Company Inc. (“VMAC”) (which following the Business Combination changed its name to Anghami (DE), Inc.), Anghami, an exempted company incorporated under the laws of the Cayman Islands (“Anghami”), Anghami Vista 1, a Cayman Islands exempted company and wholly-owned subsidiary of the Company, and Anghami Vista 2, a Cayman Islands exempted company and wholly-owned subsidiary of the Company. As a result of the Business Combination, Anghami and VMAC have become wholly owned subsidiaries of the Company. On February 4, 2022, the Company’s ordinary shares commenced trading on the Nasdaq Global Market under the symbol “ANGH” and the Vistas Media Acquisition Company Inc. warrants to purchase Vistas Media Acquisition Company Inc. Class A Common Stock that were converted into warrants to purchase ordinary shares of Anghami commenced trading on the Nasdaq Capital Market under the symbol “ANGHW.”

In February 2022, Anghami has signed an exclusive agreement with Amr Diab, a major Arab artist, whereby his existing content is available only on the Company’s platform. In addition, the agreement entails the creation of exclusive music content over the period of the agreement as well as TV commercial and live event. As per the agreement Anghami will pay Amr Diab USD 10,000,000 over a period of 3 years.

In April 2022, Anghami signed an agreement with Rotana, one of the region’s leading Arabic label companies. Rotana’s content was removed from Anghami back in 2018 (due to an exclusive deal Rotana had with Deezer) and the current agreement reinstate all Rotana content on the Company’s platform. Contract tenure is 18 months with auto renewal options. As per the agreement Anghami will pay Rotana USD 4,500,000 over a period of 18 months.